Schedule of Investments (unaudited)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.	113,442	$ 4,710,112
Astronics Corp.(a)	70,285	939,007
HEICO Corp., Class A	8,358	954,818
Mercury Systems, Inc.(a)	27,552	1,388,070
Moog, Inc., Class A	64,754	5,144,058
PAE, Inc.(a)	476,973	3,190,949
		16,327,014
Air Freight & Logistics — 0.7%
Echo Global Logistics, Inc.(a)	309,972	10,191,879
Hub Group, Inc., Class A(a)(b)	291,570	20,468,214
		30,660,093
Airlines — 0.5%
Hawaiian Holdings, Inc.(a)	92,970	1,879,853
Mesa Air Group, Inc.(a)(b)	93,800	748,524
Spirit Airlines, Inc.(a)	756,519	18,557,411
		21,185,788
Auto Components — 1.2%
Cooper-Standard Holdings, Inc.(a)	93,345	2,173,072
Dana, Inc.	191,431	4,452,685
Fox Factory Holding Corp.(a)(b)	57,609	8,852,775
Gentherm, Inc.(a)	13,128	1,126,645
Goodyear Tire & Rubber Co.(a)	851,390	13,486,017
LCI Industries	123,829	17,541,616
Modine Manufacturing Co.(a)	67,395	838,394
Visteon Corp.(a)	25,343	2,678,248
XPEL, Inc.(a)	19,204	1,459,120
		52,608,572
Banks — 6.4%
Banc of California, Inc.	45,978	826,225
BancFirst Corp.	97,074	5,490,505
Bancorp, Inc.(a)	188,152	4,639,828
BancorpSouth Bank	277,067	8,126,375
Bank of Commerce Holdings	49,209	701,720
BankFinancial Corp.	43,564	505,342
Banner Corp.	65,464	3,744,541
Capital City Bank Group, Inc.	149,661	3,470,639
Capstar Financial Holdings, Inc.	51,354	1,080,488
Carter Bankshares, Inc.(a)	27,570	336,078
Cathay General Bancorp	122,034	4,854,513
CIT Group, Inc.	147,986	8,201,384
Community Trust Bancorp, Inc.	56,438	2,351,207
Customers Bancorp, Inc.(a)	15,045	623,013
CVB Financial Corp.	50,667	1,031,580
Equity Bancshares, Inc., Class A(a)	9,099	291,896
Financial Institutions, Inc.	24,794	787,457
First BanCorp	146,672	1,867,135
First Busey Corp.	35,793	848,294
First Commonwealth Financial Corp.	71,481	966,423
First Community Bankshares, Inc.	71,284	2,226,912
First Financial Corp.	29,862	1,207,321
First Financial Northwest, Inc.	135,787	2,211,970
First Horizon Corp.	188,157	3,083,893
First Interstate BancSystem, Inc., Class A	872,127	38,425,916
First United Corp.	33,701	620,772
Fulton Financial Corp.	597,236	9,466,191
Glacier Bancorp, Inc.	313,439	16,693,761
Hancock Whitney Corp.	218,659	10,049,568
HBT Financial, Inc.	158,201	2,586,586
Heartland Financial USA, Inc.	549,268	25,832,074
Security	Shares	Value
Banks (continued)
Heritage Commerce Corp.	234,719	$ 2,645,283
Independent Bank Corp.	104,487	2,187,958
Independent Bank Group, Inc.	11,781	829,736
Investors Bancorp, Inc.	577,780	8,268,032
Lakeland Bancorp, Inc.	115,411	1,948,138
Level One Bancorp, Inc.	37,756	1,013,371
Mercantile Bank Corp.	59,028	1,841,674
Mid Penn Bancorp, Inc.	109,271	2,905,516
Midland States Bancorp, Inc.	94,816	2,398,845
Northrim BanCorp, Inc.	89,704	3,764,877
OceanFirst Financial Corp.	351,672	7,476,547
Pacific Mercantile Bancorp(a)	192,059	1,692,040
Peapack-Gladstone Financial Corp.	100,390	3,343,991
Preferred Bank/Los Angeles CA	10,951	699,659
Republic Bancorp, Inc., Class A	37,626	1,886,191
Republic First Bancorp, Inc.(a)	1,423,193	4,753,465
Sandy Spring Bancorp, Inc.	318,736	13,887,327
Sierra Bancorp	92,690	2,356,180
Simmons First National Corp., Class A	26,963	783,275
SmartFinancial, Inc.	37,738	942,695
South Plains Financial, Inc.	44,650	1,035,880
South State Corp.	88,298	6,055,477
Texas Capital Bancshares, Inc.(a)	217,520	14,789,185
TriCo Bancshares	23,242	919,221
TriState Capital Holdings, Inc.(a)	331,766	6,704,991
United Community Banks, Inc.	106,020	3,198,623
Univest Financial Corp.	105,074	2,845,404
Valley National Bancorp	85,361	1,113,107
Washington Trust Bancorp, Inc.	69,029	3,676,485
WesBanco, Inc.	468,869	15,941,546
Wintrust Financial Corp.	31,113	2,328,497
		287,382,823
Biotechnology — 8.6%
89bio, Inc.(a)(b)	41,155	761,779
ACADIA Pharmaceuticals, Inc.(a)	71,535	1,252,578
Adverum Biotechnologies, Inc.(a)(b)	339,595	825,216
Agenus, Inc.(a)	779,668	4,810,552
Akebia Therapeutics, Inc.(a)(b)	263,155	773,676
Akero Therapeutics, Inc.(a)(b)	48,485	1,151,034
Alector, Inc.(a)(b)	241,874	6,537,854
Alkermes PLC(a)	27,801	869,059
Allakos, Inc.(a)(b)	48,848	4,355,288
Allogene Therapeutics, Inc.(a)(b)	351,891	8,392,600
Amicus Therapeutics, Inc.(a)	174,722	1,990,084
Anika Therapeutics, Inc.(a)	27,511	1,186,549
Apellis Pharmaceuticals, Inc.(a)	24,146	1,590,014
Aptinyx, Inc.(a)	180,087	468,226
Arcus Biosciences, Inc.(a)(b)	144,190	4,206,022
Arcutis Biotherapeutics, Inc.(a)	55,026	1,164,900
Arena Pharmaceuticals, Inc.(a)	49,236	2,605,569
Arrowhead Pharmaceuticals, Inc.(a)	51,556	3,460,439
Assembly Biosciences, Inc.(a)	245,379	932,440
Atara Biotherapeutics, Inc.(a)	412,562	6,180,179
Athenex, Inc.(a)	169,138	617,354
Athersys, Inc.(a)(b)	318,623	535,287
Atossa Therapeutics, Inc.(a)(b)	550,440	2,091,672
Atreca, Inc., Class A(a)	264,456	1,552,357
Avidity Biosciences, Inc.(a)	84,719	1,934,982
Avrobio, Inc.(a)(b)	173,017	1,152,293
Beam Therapeutics, Inc.(a)	14,317	1,588,042
Beyondspring, Inc.(a)(b)	14,359	449,580
BioAtla, Inc.(a)(b)	42,246	1,735,888

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
BioCryst Pharmaceuticals, Inc.(a)(b)	329,605	$ 5,247,312
Biohaven Pharmaceutical Holding Co. Ltd.(a)	27,392	3,594,926
Bioxcel Therapeutics, Inc.(a)	37,409	1,101,695
Black Diamond Therapeutics, Inc.(a)(b)	177,288	1,790,609
Blueprint Medicines Corp.(a)	20,134	1,877,898
Bridgebio Pharma, Inc.(a)	341,491	17,112,114
Brooklyn ImmunoTherapeutics, Inc.(a)(b)	113,270	1,367,169
C4 Therapeutics, Inc.(a)(b)	64,971	2,607,286
CareDx, Inc.(a)	7,029	515,085
Clovis Oncology, Inc.(a)(b)	339,355	1,635,691
Coherus Biosciences, Inc.(a)(b)	576,977	9,220,093
Crinetics Pharmaceuticals, Inc.(a)	27,426	646,431
Cue Biopharma, Inc.(a)	57,322	687,291
Deciphera Pharmaceuticals, Inc.(a)	151,776	4,780,944
Denali Therapeutics, Inc.(a)(b)	268,050	14,260,260
Dynavax Technologies Corp.(a)(b)	201,089	3,913,192
Dyne Therapeutics, Inc.(a)(b)	62,422	1,056,804
Editas Medicine, Inc.(a)	121,461	7,723,705
Emergent BioSolutions, Inc.(a)(b)	29,214	1,842,819
Enanta Pharmaceuticals, Inc.(a)	100,647	5,757,008
Fate Therapeutics, Inc.(a)	50,735	3,716,339
FibroGen, Inc.(a)	175,132	2,036,785
Flexion Therapeutics, Inc.(a)(b)	186,199	1,113,470
Frequency Therapeutics, Inc.(a)	98,963	763,994
G1 Therapeutics, Inc.(a)(b)	150,241	2,271,644
Gossamer Bio, Inc.(a)	153,265	1,523,454
Halozyme Therapeutics, Inc.(a)	207,417	8,709,440
Harpoon Therapeutics, Inc.(a)	101,369	960,978
Heron Therapeutics, Inc.(a)(b)	544,325	6,352,273
Homology Medicines, Inc.(a)(b)	54,027	388,454
Inovio Pharmaceuticals, Inc.(a)(b)	612,568	5,292,588
Inozyme Pharma, Inc.(a)	21,346	329,155
Insmed, Inc.(a)(b)	236,248	6,624,394
Intellia Therapeutics, Inc.(a)(b)	117,153	18,806,571
Intercept Pharmaceuticals, Inc.(a)(b)	97,038	1,446,837
Invitae Corp.(a)(b)	491,424	14,560,893
Ironwood Pharmaceuticals, Inc.(a)(b)	82,059	1,074,973
Karuna Therapeutics, Inc.(a)	13,837	1,645,219
Karyopharm Therapeutics, Inc.(a)	913,385	5,297,633
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	153,867	1,935,647
Kodiak Sciences, Inc.(a)	7,394	696,367
Kymera Therapeutics, Inc.(a)	25,157	1,563,256
Ligand Pharmaceuticals, Inc.(a)	6,060	801,738
MacroGenics, Inc.(a)(b)	234,739	5,542,188
Madrigal Pharmaceuticals, Inc.(a)	35,254	2,917,269
MannKind Corp.(a)(b)	595,306	2,857,469
Mirati Therapeutics, Inc.(a)	23,827	4,044,157
Mirum Pharmaceuticals, Inc.(a)	63,393	1,030,136
Myriad Genetics, Inc.(a)(b)	161,521	5,779,221
Natera, Inc.(a)	71,571	8,476,154
NextCure, Inc.(a)	282,220	2,150,516
Novavax, Inc.(a)(b)	6,334	1,510,912
Ocugen, Inc.(a)(b)	355,706	2,699,809
OPKO Health, Inc.(a)	808,156	3,119,482
Organogenesis Holdings, Inc.(a)(b)	24,556	418,925
Oyster Point Pharma, Inc.(a)	121,883	1,606,418
Passage Bio, Inc.(a)	160,704	1,931,662
PMV Pharmaceuticals, Inc.(a)	32,904	998,636
Poseida Therapeutics, Inc.(a)	164,080	1,417,651
Precision BioSciences, Inc.(a)	25,758	323,778
PTC Therapeutics, Inc.(a)	167,097	7,293,784
Puma Biotechnology, Inc.(a)	84,684	641,058
Security	Shares	Value
Biotechnology (continued)
Radius Health, Inc.(a)(b)	60,683	$ 841,066
REGENXBIO, Inc.(a)	69,714	2,251,762
Relay Therapeutics, Inc.(a)	146,349	4,687,559
REVOLUTION Medicines, Inc.(a)	46,046	1,339,478
Rigel Pharmaceuticals, Inc.(a)(b)	775,250	2,945,950
Sangamo Therapeutics, Inc.(a)(b)	173,419	1,718,582
Seres Therapeutics, Inc.(a)(b)	201,858	1,293,910
Solid Biosciences, Inc.(a)(b)	93,566	253,564
Sorrento Therapeutics, Inc.(a)(b)	883,727	7,953,543
Spectrum Pharmaceuticals, Inc.(a)(b)	1,267,198	2,977,915
SpringWorks Therapeutics, Inc.(a)	15,078	1,132,358
Sutro Biopharma, Inc.(a)	140,588	3,053,571
Taysha Gene Therapies, Inc.(a)	28,653	569,622
TG Therapeutics, Inc.(a)	128,003	3,465,041
Tonix Pharmaceuticals Holding Corp.(a)	1,650,572	1,165,139
Travere Therapeutics, Inc.(a)	68,929	1,504,720
Trillium Therapeutics, Inc.(a)	35,143	605,514
Turning Point Therapeutics, Inc.(a)	8,148	627,559
Twist Bioscience Corp.(a)	79,719	9,024,988
Ultragenyx Pharmaceutical, Inc.(a)	91,180	8,779,722
UroGen Pharma Ltd.(a)	45,934	809,357
Veracyte, Inc.(a)(b)	285,471	13,734,010
Verve Therapeutics, Inc.(a)(b)	119,857	8,385,196
Vir Biotechnology, Inc.(a)	127,800	6,586,812
Xencor, Inc.(a)	41,112	1,392,463
Y-mAbs Therapeutics, Inc.(a)	55,321	1,702,780
		383,383,353
Building Products — 1.6%
Builders FirstSource, Inc.(a)	830,144	44,238,374
Cornerstone Building Brands, Inc.(a)	40,251	668,972
Gibraltar Industries, Inc.(a)	46,646	3,482,590
Griffon Corp.	22,196	537,143
JELD-WEN Holding, Inc.(a)	188,008	5,177,740
Resideo Technologies, Inc.(a)	226,368	7,298,104
Trex Co., Inc.(a)(b)	105,627	11,593,620
		72,996,543
Capital Markets — 3.1%
Artisan Partners Asset Management, Inc., Class A	127,054	6,601,726
AssetMark Financial Holdings, Inc.(a)	367,310	9,869,620
B Riley Financial, Inc.	69,757	4,571,874
Cohen & Steers, Inc.	183,331	16,079,962
Cowen, Inc., Class A	176,344	6,355,438
Donnelley Financial Solutions, Inc.(a)	101,599	3,388,327
Hamilton Lane, Inc., Class A	217,776	18,743,980
Houlihan Lokey, Inc.	172,916	15,597,023
Moelis & Co., Class A	8,028	497,335
Oppenheimer Holdings, Inc., Class A	31,490	1,467,119
Stifel Financial Corp.	637,894	44,078,475
Virtus Investment Partners, Inc.	36,160	11,307,232
WisdomTree Investments, Inc.	224,494	1,416,557
		139,974,668
Chemicals — 1.8%
Amyris, Inc.(a)	206,388	3,106,139
Avient Corp.	375,433	19,556,305
Ecovyst, Inc.	48,333	628,812
HB Fuller Co.	488,464	33,005,513
Innospec, Inc.	28,946	2,709,346
Kronos Worldwide, Inc.	39,766	526,502
Livent Corp.(a)	254,488	6,329,117

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Stepan Co.	27,388	$ 3,219,733
Trinseo SA	186,924	9,706,963
		78,788,430
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	125,702	6,224,763
ACCO Brands Corp.	1,066,518	9,993,274
BrightView Holdings, Inc.(a)	184,892	2,834,394
Brink’s Co.	95,489	7,463,420
Cimpress PLC(a)(b)	39,278	3,730,624
Deluxe Corp.	116,951	4,485,071
Ennis, Inc.	40,983	795,480
KAR Auction Services, Inc.(a)	447,574	7,568,476
Kimball International, Inc., Class B	468,316	5,839,901
Matthews International Corp., Class A	127,888	4,735,693
RR Donnelley & Sons Co.(a)	464,730	2,281,824
Steelcase, Inc., Class A	518,213	7,301,621
Tetra Tech, Inc.	49,414	7,107,710
		70,362,251
Communications Equipment — 0.2%
Calix, Inc.(a)	136,105	6,342,493
Casa Systems, Inc.(a)(b)	103,122	725,979
TESSCO Technologies, Inc.(a)	77,324	477,089
		7,545,561
Construction & Engineering — 2.4%
Ameresco, Inc., Class A(a)(b)	71,437	4,939,868
EMCOR Group, Inc.	450,026	54,678,159
Fluor Corp.(a)	79,826	1,329,901
Granite Construction, Inc.	14,357	582,033
MasTec, Inc.(a)	145,150	13,272,516
Matrix Service Co.(a)	50,835	573,419
MYR Group, Inc.(a)(b)	60,973	6,341,802
Primoris Services Corp.	340,650	8,754,705
Tutor Perini Corp.(a)(b)	149,680	2,158,386
WillScot Mobile Mini Holdings Corp.(a)	486,917	14,412,743
		107,043,532
Construction Materials — 0.3%
Summit Materials, Inc., Class A(a)(b)	377,906	12,724,095
Consumer Finance — 0.8%
Encore Capital Group, Inc.(a)(b)	95,077	4,678,739
PRA Group, Inc.(a)	290,107	12,184,494
PROG Holdings, Inc.	315,948	14,950,659
Regional Management Corp.	62,216	3,697,497
		35,511,389
Containers & Packaging — 0.0%
Ranpak Holdings Corp.(a)	29,069	892,418
Diversified Consumer Services — 0.5%
2U, Inc.(a)	420,100	15,556,303
Duolingo, Inc.(a)	6,545	847,970
Perdoceo Education Corp.(a)	162,035	1,779,144
Strategic Education, Inc.	74,827	5,857,458
		24,040,875
Diversified Financial Services — 0.2%
Cannae Holdings, Inc.(a)	266,518	8,507,255
Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A(a)(b)	136,736	14,070,134
Globalstar, Inc.(a)(b)	1,187,544	2,363,213
Security	Shares	Value
Diversified Telecommunication Services (continued)
Ooma, Inc.(a)(b)	56,136	$ 1,066,584
Radius Global Infrastructure, Inc., Class A(a)	304,674	5,447,571
		22,947,502
Electric Utilities — 0.9%
PNM Resources, Inc.	89,087	4,409,807
Portland General Electric Co.	695,886	35,733,746
		40,143,553
Electrical Equipment — 0.4%
AZZ, Inc.	19,301	1,033,569
Bloom Energy Corp., Class A(a)	317,345	6,797,530
EnerSys	5,061	428,110
LSI Industries, Inc.	73,401	609,228
Sunrun, Inc.(a)	99,245	4,391,591
TPI Composites, Inc.(a)	77,621	2,818,419
		16,078,447
Electronic Equipment, Instruments & Components — 2.0%
Benchmark Electronics, Inc.	117,780	3,183,593
ePlus, Inc.(a)	157,105	17,001,903
FARO Technologies, Inc.(a)	115,837	7,985,803
Itron, Inc.(a)	26,821	2,253,232
Knowles Corp.(a)	630,794	12,615,880
Methode Electronics, Inc.	157,452	7,332,540
OSI Systems, Inc.(a)	197,107	19,501,767
PAR Technology Corp.(a)(b)	75,406	5,122,330
PC Connection, Inc.	182,602	8,839,763
ScanSource, Inc.(a)	139,782	4,973,443
		88,810,254
Energy Equipment & Services — 0.9%
Archrock, Inc.	556,778	4,276,055
Cactus, Inc., Class A	154,088	5,779,841
ChampionX Corp.(a)	551,118	12,857,583
Dril-Quip, Inc., Class A(a)	21,987	534,284
Helix Energy Solutions Group, Inc.(a)(b)	184,756	694,682
Helmerich & Payne, Inc.	108,438	2,919,151
Liberty Oilfield Services, Inc., Class A(a)	138,499	1,415,460
Oceaneering International, Inc.(a)	418,796	5,151,191
Oil States International, Inc.(a)(b)	114,907	673,355
Patterson-UTI Energy, Inc.	220,811	1,713,493
ProPetro Holding Corp.(a)(b)	541,164	4,188,609
Solaris Oilfield Infrastructure, Inc., Class A	139,369	1,035,512
		41,239,216
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A(a)(b)	442,812	20,869,730
Cinemark Holdings, Inc.(a)	1,296,539	23,117,290
Eros STX Global Corp.(a)(b)	2,114,968	1,691,974
Gaia, Inc.(a)(b)	37,818	369,482
IMAX Corp.(a)(b)	81,442	1,279,454
Marcus Corp.(a)	105,173	1,640,699
		48,968,629
Equity Real Estate Investment Trusts (REITs) — 4.3%
Acadia Realty Trust	643,045	13,645,415
Agree Realty Corp.	4,927	367,308
Alexander & Baldwin, Inc.	196,660	4,106,261
American Assets Trust, Inc.	36,138	1,439,015
American Finance Trust, Inc.	691,323	5,959,204
Apartment Investment and Management Co., Class A	668,867	4,802,465
Armada Hoffler Properties, Inc.	178,238	2,393,736
Ashford Hospitality Trust, Inc.(a)(b)	178,810	2,762,614
Braemar Hotels & Resorts, Inc.(a)	2,401,880	12,105,475

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CareTrust REIT, Inc.	61,645	$ 1,355,574
Centerspace	21,703	2,195,910
City Office REIT, Inc.	339,957	5,429,113
CorePoint Lodging, Inc.(a)	420,022	6,073,518
Corporate Office Properties Trust	275,653	7,767,902
CTO Realty Growth, Inc.	13,534	759,122
DiamondRock Hospitality Co.(a)	340,794	3,080,778
DigitalBridge Group, Inc.(a)	862,373	5,950,374
Essential Properties Realty Trust, Inc.	49,980	1,619,852
First Industrial Realty Trust, Inc.	159,987	8,957,672
Four Corners Property Trust, Inc.	352,771	10,092,778
Gladstone Land Corp.	29,317	690,415
Global Net Lease, Inc.	691,522	11,755,874
iStar, Inc.	52,201	1,380,716
Kite Realty Group Trust	27,721	561,627
Macerich Co.	648,576	11,077,678
National Storage Affiliates Trust	266,083	15,233,252
NexPoint Residential Trust, Inc.	92,364	5,984,264
Outfront Media, Inc.(a)	164,699	4,077,947
Paramount Group, Inc.	48,441	429,187
Phillips Edison & Co., Inc.	29,729	893,654
Piedmont Office Realty Trust, Inc., Class A	25,889	461,342
Plymouth Industrial REIT, Inc.	157,286	3,705,658
QTS Realty Trust, Inc., Class A	101,980	7,952,400
Retail Properties of America, Inc., Class A	129,522	1,712,281
Retail Value, Inc.	237,517	5,937,925
RPT Realty	80,902	1,046,872
Ryman Hospitality Properties, Inc.(a)	73,723	6,124,170
Seritage Growth Properties, Class A(a)	91,110	1,473,249
Terreno Realty Corp.	58,588	3,914,264
Uniti Group, Inc.	129,682	1,694,944
Washington Real Estate Investment Trust	88,188	2,217,046
Whitestone REIT	80,981	794,424
		189,983,275
Food & Staples Retailing — 1.0%
Andersons, Inc.	58,787	1,785,949
Chefs’ Warehouse, Inc.(a)	94,095	2,844,492
Performance Food Group Co.(a)	484,761	24,344,697
PriceSmart, Inc.	71,739	6,069,837
Rite Aid Corp.(a)(b)	142,988	2,536,607
SpartanNash Co.	83,066	1,785,919
Sprouts Farmers Market, Inc.(a)	194,992	4,855,301
		44,222,802
Food Products — 0.8%
Freshpet, Inc.(a)	60,809	7,792,065
Hostess Brands, Inc.(a)(b)	983,728	15,700,299
John B. Sanfilippo & Son, Inc.	23,804	2,023,102
Mission Produce, Inc.(a)	14,589	302,576
Seneca Foods Corp., Class A(a)	74,524	3,649,440
Simply Good Foods Co(a)	32,811	1,168,728
Vital Farms, Inc.(a)	411,817	7,404,470
		38,040,680
Gas Utilities — 1.4%
Brookfield Infrastructure Corp., Class A	51,661	3,285,639
South Jersey Industries, Inc.	32,127	797,071
Southwest Gas Holdings, Inc.	837,835	58,908,179
		62,990,889
Health Care Equipment & Supplies — 4.2%
Accuray, Inc.(a)(b)	380,229	1,547,532
Alphatec Holdings, Inc.(a)	67,616	979,080
AtriCure, Inc.(a)	63,531	4,677,152
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Atrion Corp.	5,273	$ 3,659,778
Axonics, Inc.(a)(b)	22,681	1,700,621
Cardiovascular Systems, Inc.(a)	133,250	4,769,017
Cerus Corp.(a)	262,351	1,692,164
CryoLife, Inc.(a)	167,849	4,404,358
CryoPort, Inc.(a)	18,765	1,192,891
Globus Medical, Inc., Class A(a)	67,122	5,477,155
Haemonetics Corp.(a)	421,091	26,423,460
Heska Corp.(a)	72,649	19,273,780
Inogen, Inc.(a)(b)	44,261	2,619,809
Integer Holdings Corp.(a)	107,354	10,605,502
Intersect ENT, Inc.(a)	55,131	1,500,115
LeMaitre Vascular, Inc.	96,515	5,464,679
LivaNova PLC(a)	22,990	1,901,043
Mesa Laboratories, Inc.	36,645	9,781,283
Natus Medical, Inc.(a)	192,250	5,098,470
Neogen Corp.(a)(b)	102,077	4,468,931
Nevro Corp.(a)	165,765	20,223,330
OraSure Technologies, Inc.(a)(b)	734,669	8,044,626
SeaSpine Holdings Corp.(a)	31,050	521,019
Shockwave Medical, Inc.(a)(b)	75,469	16,166,214
SI-BONE, Inc.(a)	33,159	809,411
Sight Sciences, Inc.(a)(b)	22,187	629,889
Silk Road Medical, Inc.(a)	76,228	4,518,796
STAAR Surgical Co.(a)	64,746	10,001,315
Tactile Systems Technology, Inc.(a)	132,021	5,872,294
Varex Imaging Corp.(a)	82,565	2,408,421
		186,432,135
Health Care Providers & Services — 2.2%
1Life Healthcare, Inc.(a)	371,518	9,105,906
Addus HomeCare Corp.(a)	18,862	1,696,071
AMN Healthcare Services, Inc.(a)	43,793	4,971,381
Aveanna Healthcare Holdings, Inc.(a)	46,788	441,679
CorVel Corp.(a)	21,819	3,595,989
Covetrus, Inc.(a)	48,436	1,094,169
Ensign Group, Inc.	44,535	3,637,173
Fulgent Genetics, Inc.(a)	39,123	3,569,583
Hanger, Inc.(a)(b)	40,101	957,612
LHC Group, Inc.(a)	52,002	9,711,894
Magellan Health, Inc.(a)	31,116	2,944,196
Option Care Health, Inc.(a)	69,709	1,864,716
Patterson Cos., Inc.	547,259	16,768,016
PetIQ, Inc.(a)	216,287	5,612,648
Progyny, Inc.(a)	243,981	13,631,218
R1 RCM, Inc.(a)	94,738	1,868,233
Select Medical Holdings Corp.	244,055	8,436,981
Tivity Health, Inc.(a)	41,463	964,015
Triple-S Management Corp., Class B(a)	29,832	1,059,036
U.S. Physical Therapy, Inc.	47,724	5,602,798
Viemed Healthcare, Inc.(a)	109,897	704,440
		98,237,754
Health Care Technology — 1.9%
Allscripts Healthcare Solutions, Inc.(a)	789,546	12,127,427
American Well Corp., Class A(a)(b)	203,485	2,179,324
Doximity, Inc., Class A(a)	58,173	5,351,916
Evolent Health, Inc., Class A(a)	78,458	1,926,928
Inovalon Holdings, Inc., Class A(a)	320,230	13,081,395
Inspire Medical Systems, Inc.(a)(b)	20,301	4,538,492
NextGen Healthcare, Inc.(a)	31,904	486,855
Omnicell, Inc.(a)	107,168	16,639,975
Phreesia, Inc.(a)(b)	191,232	13,682,650
Tabula Rasa HealthCare, Inc.(a)(b)	26,687	835,570

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
Teladoc Health, Inc.(a)(b)	17,109	$ 2,470,882
Vocera Communications, Inc.(a)	205,218	9,951,021
		83,272,435
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(a)(b)	230,117	2,650,948
Bloomin’ Brands, Inc.(a)	12,897	345,511
Cheesecake Factory, Inc.(a)	253,917	11,845,228
Dine Brands Global, Inc.(a)	95,716	7,917,627
International Game Technology PLC(a)	1,330,850	28,599,966
Penn National Gaming, Inc.(a)(b)	12,639	1,025,023
PlayAGS, Inc.(a)	112,983	925,331
Rush Street Interactive, Inc.(a)	42,680	635,078
SeaWorld Entertainment, Inc.(a)	131,408	6,463,960
Shake Shack, Inc., Class A(a)	296,360	25,709,230
Wingstop, Inc.	51,291	8,818,462
		94,936,364
Household Durables — 2.3%
Ethan Allen Interiors, Inc.	77,010	1,849,780
GoPro, Inc., Class A(a)(b)	550,860	5,492,074
Green Brick Partners, Inc.(a)	192,562	4,812,124
Hooker Furniture Corp.	38,189	1,189,969
iRobot Corp.(a)(b)	239,754	19,448,845
LGI Homes, Inc.(a)(b)	80,982	12,983,844
Lovesac Co.(a)	10,585	598,688
MDC Holdings, Inc.	761,752	39,801,542
Meritage Homes Corp.(a)	123,551	13,780,879
Sonos, Inc.(a)	93,081	3,698,108
		103,655,853
Household Products — 0.2%
Central Garden & Pet Co., Class A(a)	271,437	11,310,780
Independent Power and Renewable Electricity Producers — 0.5%
Brookfield Renewable Corp., Class A	224,013	9,814,010
Clearway Energy, Inc., Class A	183,074	5,444,621
Sunnova Energy International, Inc.(a)(b)	241,301	8,735,096
		23,993,727
Insurance — 0.8%
AMERISAFE, Inc.	37,526	2,159,621
Donegal Group, Inc., Class A	89,297	1,344,813
eHealth, Inc.(a)	126,716	4,897,574
Enstar Group Ltd.(a)	18,484	4,263,704
Genworth Financial, Inc., Class A(a)	575,168	2,156,880
Heritage Insurance Holdings, Inc.	204,053	1,428,371
RLI Corp.	34,229	3,738,834
Selectquote, Inc.(a)	61,891	591,059
Trupanion, Inc.(a)(b)	170,483	15,612,833
Universal Insurance Holdings, Inc.	28,185	401,354
		36,595,043
Interactive Media & Services — 0.2%
Eventbrite, Inc., Class A(a)	24,834	439,065
EverQuote, Inc., Class A(a)	25,901	509,991
fuboTV, Inc.(a)(b)	247,288	7,208,445
TrueCar, Inc.(a)	158,931	667,510
Yelp, Inc.(a)	21,661	834,165
		9,659,176
Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com, Inc., Class A(a)	312,854	9,936,243
Lands’ End, Inc.(a)(b)	67,595	2,288,091
Overstock.com, Inc.(a)(b)	201,230	14,518,745
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Stamps.com, Inc.(a)	26,090	$ 8,581,001
Stitch Fix, Inc., Class A(a)(b)	208,064	8,719,962
		44,044,042
IT Services — 1.2%
BigCommerce Holdings, Inc., Series 1(a)	12,927	769,674
Conduent, Inc.(a)	1,451,300	10,594,490
CSG Systems International, Inc.	132,921	6,408,122
Hackett Group, Inc.	151,072	2,961,011
International Money Express, Inc.(a)	77,385	1,411,502
Limelight Networks, Inc.(a)(b)	327,420	884,034
LiveRamp Holdings, Inc.(a)	146,109	7,159,341
Maximus, Inc.	220,848	19,233,652
Paymentus Holdings, Inc., Class A(a)	140,056	3,592,437
Verra Mobility Corp.(a)(b)	112,167	1,739,710
		54,753,973
Leisure Products — 0.2%
Malibu Boats, Inc., Class A(a)(b)	70,472	5,045,795
YETI Holdings, Inc.(a)(b)	20,017	1,988,489
		7,034,284
Life Sciences Tools & Services — 1.7%
Bionano Genomics, Inc.(a)(b)	224,750	1,310,292
Codexis, Inc.(a)	300,778	8,127,022
Medpace Holdings, Inc.(a)(b)	92,024	16,780,576
NanoString Technologies, Inc.(a)	165,863	9,653,227
NeoGenomics, Inc.(a)	354,076	17,215,175
Pacific Biosciences of California, Inc.(a)(b)	286,167	8,959,889
Personalis, Inc.(a)	249,803	5,290,828
Quanterix Corp.(a)	39,905	2,037,150
Quantum-Si, Inc.(a)	67,597	657,043
Repligen Corp.(a)	17,482	4,947,056
Seer, Inc.(a)	16,943	677,381
Singular Genomics Systems, Inc.(a)(b)	21,154	349,676
		76,005,315
Machinery — 2.1%
Altra Industrial Motion Corp.	292,741	17,142,913
Chart Industries, Inc.(a)	48,469	9,130,590
Columbus McKinnon Corp	5,405	248,900
Energy Recovery, Inc.(a)(b)	16,496	337,013
ESCO Technologies, Inc.	17,530	1,579,804
Franklin Electric Co., Inc.	306,042	26,007,449
Hillenbrand, Inc.	40,670	1,887,901
Hyster-Yale Materials Handling, Inc.	21,824	1,279,105
John Bean Technologies Corp.	78,012	11,381,171
Kennametal, Inc.	83,684	3,111,371
Manitowoc Co., Inc.(a)	368,065	8,925,576
Meritor, Inc.(a)	40,317	956,319
Mueller Water Products, Inc., Class A	35,455	589,262
Proto Labs, Inc.(a)(b)	58,194	4,315,667
Wabash National Corp.	120,762	1,876,642
Welbilt, Inc.(a)	193,890	4,537,026
		93,306,709
Media — 0.8%
Cardlytics, Inc.(a)	141,165	12,814,959
comScore, Inc.(a)	151,550	588,014
Entravision Communications Corp., Class A	333,445	2,324,111
EW Scripps Co, Class A	126,352	2,342,566
Magnite, Inc.(a)	110,669	3,211,614
Meredith Corp.(a)	88,170	3,792,192
Scholastic Corp.	26,941	895,519

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Sinclair Broadcast Group, Inc., Class A	79,111	$ 2,374,121
TEGNA, Inc.	336,301	5,959,254
		34,302,350
Metals & Mining — 1.7%
Commercial Metals Co.	492,422	16,062,806
Constellium SE(a)	703,868	14,232,211
Materion Corp.	86,560	6,321,477
Novagold Resources, Inc.(a)	581,584	4,204,852
Olympic Steel, Inc.	37,243	1,015,244
Ryerson Holding Corp.	121,389	2,810,155
Schnitzer Steel Industries, Inc., Class A	347,156	16,423,950
United States Steel Corp.	104,430	2,793,503
Worthington Industries, Inc.	202,504	11,735,107
		75,599,305
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AFC Gamma, Inc.	17,996	383,495
Arbor Realty Trust, Inc.	658,324	12,034,163
Blackstone Mortgage Trust, Inc., Class A	265,244	8,702,655
Ellington Financial, Inc.	594,113	11,002,973
Granite Point Mortgage Trust, Inc.	106,562	1,466,293
Great Ajax Corp.	57,508	812,588
		34,402,167
Multiline Retail — 0.1%
Big Lots, Inc.	70,952	3,452,524
Franchise Group, Inc.	80,455	2,794,202
		6,246,726
Multi-Utilities — 0.6%
Black Hills Corp.	59,931	4,214,947
NorthWestern Corp.	382,285	24,313,326
		28,528,273
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(a)	1,069,824	14,677,985
Brigham Minerals, Inc., Class A	684,297	13,083,759
Centennial Resource Development, Inc., Class A(a)	231,684	1,181,589
Chesapeake Energy Corp.	108,911	6,078,323
Clean Energy Fuels Corp.(a)(b)	916,884	7,270,890
CNX Resources Corp.(a)	300,384	3,412,362
CVR Energy, Inc.	396,137	5,704,373
Delek U.S. Holdings, Inc.	618,058	10,574,972
Evolution Petroleum Corp.	294,742	1,229,074
Extraction Oil & Gas, Inc.(a)	19,512	888,381
Golar LNG Ltd.(a)	34,334	386,258
Green Plains, Inc.(a)	101,248	3,553,805
Magnolia Oil & Gas Corp., Class A	534,165	8,375,707
Matador Resources Co.	89,856	2,583,360
Meta Materials, Inc.(a)(b)	165,705	770,526
Nordic American Tankers Ltd.	365,912	867,212
Ovintiv, Inc.	371,409	10,124,609
Par Pacific Holdings, Inc.(a)	368,865	6,082,584
PBF Energy, Inc., Class A(a)	691,255	7,189,052
PDC Energy, Inc.	107,263	4,478,230
Penn Virginia Corp.(a)	41,803	865,322
Scorpio Tankers, Inc.	380,414	6,166,511
SM Energy Co.	186,841	3,568,663
Talos Energy, Inc.(a)(b)	307,498	3,812,975
Tellurian, Inc.(a)	261,756	835,002
Vertex Energy, Inc.(a)(b)	372,911	2,811,749
W&T Offshore, Inc.(a)(b)	1,322,458	4,311,213
World Fuel Services Corp.	192,675	6,234,963
		137,119,449
Security	Shares	Value
Paper & Forest Products — 0.4%
Domtar Corp.(a)	55,471	$ 3,041,475
Louisiana-Pacific Corp.	244,303	15,498,582
		18,540,057
Personal Products — 0.1%
Medifast, Inc.	10,952	2,495,961
USANA Health Sciences, Inc.(a)	16,086	1,560,824
		4,056,785
Pharmaceuticals — 0.8%
Aclaris Therapeutics, Inc.(a)	137,278	2,225,276
Amphastar Pharmaceuticals, Inc.(a)	265,738	5,224,409
Arvinas, Inc.(a)	44,193	3,809,879
BioDelivery Sciences International, Inc.(a)	187,019	721,893
Cassava Sciences, Inc.(a)(b)	68,385	3,887,687
Collegium Pharmaceutical, Inc.(a)(b)	51,009	1,047,215
Corcept Therapeutics, Inc.(a)	89,926	1,913,625
Endo International PLC(a)	267,811	613,287
Harmony Biosciences Holdings, Inc.(a)	22,044	747,071
Prestige Consumer Healthcare, Inc.(a)	22,155	1,271,476
Reata Pharmaceuticals, Inc., Class A(a)	29,536	3,145,879
Relmada Therapeutics, Inc.(a)	26,334	629,646
Revance Therapeutics, Inc.(a)(b)	42,442	1,136,597
Supernus Pharmaceuticals, Inc.(a)	31,254	860,423
Theravance Biopharma, Inc.(a)	83,787	695,432
Zogenix, Inc.(a)(b)	454,725	6,734,477
		34,664,272
Professional Services — 2.3%
ASGN, Inc.(a)(b)	134,287	15,065,658
Forrester Research, Inc.(a)	50,212	2,387,581
Franklin Covey Co.(a)	108,232	4,704,845
Heidrick & Struggles International, Inc.	33,263	1,437,627
Insperity, Inc.	309,252	34,122,866
Kelly Services, Inc., Class A	141,942	2,759,352
Kforce, Inc.	142,139	8,303,760
Korn Ferry	43,639	3,084,841
TriNet Group, Inc.(a)	246,633	22,709,967
Upwork, Inc.(a)	170,060	7,603,383
		102,179,880
Real Estate Management & Development — 1.8%
Cushman & Wakefield PLC(a)	65,418	1,186,682
FRP Holdings, Inc.(a)	33,967	1,959,896
Kennedy-Wilson Holdings, Inc.	570,488	12,545,031
Marcus & Millichap, Inc.(a)	563,895	22,115,962
Newmark Group, Inc., Class A	1,063,788	14,488,793
RE/MAX Holdings, Inc., Class A	205,695	6,888,726
Realogy Holdings Corp.(a)	901,054	15,813,498
RMR Group, Inc., Class A	72,686	3,368,269
		78,366,857
Road & Rail — 1.3%
ArcBest Corp.	17,221	1,149,157
Covenant Logistics Group, Inc.(a)	148,491	3,617,241
Marten Transport Ltd.	140,797	2,195,025
Universal Logistics Holdings, Inc.	63,263	1,383,562
Werner Enterprises, Inc.	1,084,206	51,131,155
		59,476,140
Semiconductors & Semiconductor Equipment — 3.9%
Ambarella, Inc.(a)	45,231	4,684,575
Brooks Automation, Inc.	91,001	7,731,445
Cirrus Logic, Inc.(a)	53,162	4,448,064
Ichor Holdings Ltd.(a)	265,893	11,781,719
Kulicke & Soffa Industries, Inc.	55,888	3,922,779

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)	487,167	$ 30,262,814
Maxeon Solar Technologies Ltd.(a)	33,543	572,244
MaxLinear, Inc.(a)	24,737	1,292,013
Onto Innovation, Inc.(a)	23,701	1,756,955
Power Integrations, Inc.	295,007	32,049,560
Silicon Laboratories, Inc.(a)(b)	377,948	59,572,164
SunPower Corp.(a)(b)	162,289	3,497,328
Synaptics, Inc.(a)	39,820	7,557,040
Ultra Clean Holdings, Inc.(a)	105,876	4,895,706
		174,024,406
Software — 7.3%
8x8, Inc.(a)	220,834	5,333,141
ACI Worldwide, Inc.(a)	481,114	15,506,304
Alarm.com Holdings, Inc.(a)(b)	50,324	4,243,823
Altair Engineering, Inc., Class A(a)(b)	79,070	5,850,389
Appian Corp.(a)(b)	111,612	11,964,806
Benefitfocus, Inc.(a)	80,456	971,104
Blackline, Inc.(a)(b)	49,021	5,348,191
Bottomline Technologies DE, Inc.(a)	280,449	11,854,579
Box, Inc., Class A(a)	797,302	20,554,446
Cerence, Inc.(a)	37,803	4,099,357
Cloudera, Inc.(a)	333,587	5,314,041
CommVault Systems, Inc.(a)	42,862	3,470,536
Envestnet, Inc.(a)(b)	60,975	4,870,073
JFrog Ltd.(a)	32,087	1,233,424
LivePerson, Inc.(a)	258,405	16,563,761
Marathon Digital Holdings, Inc.(a)	17,602	714,465
MicroStrategy, Inc., Class A(a)	2,295	1,593,419
Mimecast Ltd.(a)	262,893	18,352,560
Model N, Inc.(a)	47,403	1,607,436
Momentive Global, Inc.(a)	28,763	564,042
Monday.com Ltd.(a)	5,210	1,976,466
PagerDuty, Inc.(a)(b)	660,772	28,281,042
Paylocity Holding Corp.(a)	8,508	2,290,354
Ping Identity Holding Corp.(a)	89,204	2,314,844
Procore Technologies, Inc.(a)	7,302	662,291
Progress Software Corp.	412,552	19,208,421
PROS Holdings, Inc.(a)	194,649	8,416,623
QAD, Inc., Class A	17,459	1,519,108
Rapid7, Inc.(a)	30,923	3,757,763
RingCentral, Inc., Class A(a)	14,271	3,600,002
Riskified Ltd., Class A(a)	57,947	1,868,791
Sailpoint Technologies Holdings, Inc.(a)(b)	158,371	7,421,265
SentinelOne, Inc., Class A(a)(b)	121,808	7,787,185
Sprout Social, Inc., Class A(a)	185,756	22,587,930
SPS Commerce, Inc.(a)	50,256	6,811,196
Tenable Holdings, Inc.(a)	299,300	13,279,941
Varonis Systems, Inc.(a)	492,287	33,972,726
Workiva, Inc.(a)	62,611	8,782,445
Yext, Inc.(a)	863,037	11,668,260
		326,216,550
Specialty Retail — 4.0%
Aaron’s Co., Inc.	78,999	2,095,053
American Eagle Outfitters, Inc.	973,215	29,702,522
America’s Car-Mart, Inc.(a)	10,819	1,399,221
Asbury Automotive Group, Inc.(a)(b)	50,568	9,417,784
Bed Bath & Beyond, Inc.(a)	117,032	3,223,061
Boot Barn Holdings, Inc.(a)	10,169	907,888
Buckle, Inc.	50,244	1,945,950
Camping World Holdings, Inc., Class A	177,591	7,092,985
Conn’s, Inc.(a)	88,475	2,176,485
Designer Brands, Inc., Class A(a)	236,792	3,433,484
Security	Shares	Value
Specialty Retail (continued)
Group 1 Automotive, Inc.	123,935	$ 20,503,806
Haverty Furniture Cos., Inc.	23,511	837,697
Hibbett, Inc.	45,044	4,310,260
Lithia Motors, Inc.	63,476	21,029,599
MarineMax, Inc.(a)	231,318	11,246,681
National Vision Holdings, Inc.(a)(b)	98,020	5,879,240
Rent-A-Center, Inc.	213,588	13,473,131
Sally Beauty Holdings, Inc.(a)	172,700	3,210,493
Shoe Carnival, Inc.	65,804	2,518,977
Signet Jewelers Ltd.	103,439	8,192,369
Sleep Number Corp.(a)	25,554	2,364,001
Sonic Automotive, Inc., Class A	196,264	9,919,183
Tilly’s, Inc., Class A	126,000	1,961,820
Urban Outfitters, Inc.(a)	340,241	11,234,758
Zumiez, Inc.(a)	66,940	2,690,319
		180,766,767
Technology Hardware, Storage & Peripherals — 0.1%
3D Systems Corp.(a)(b)	98,624	3,002,114
Super Micro Computer, Inc.(a)	18,846	688,633
		3,690,747
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.(a)	108,148	15,445,697
Culp, Inc.	48,129	633,859
Deckers Outdoor Corp.(a)	18,345	7,676,465
Fossil Group, Inc.(a)(b)	107,380	1,438,892
G-III Apparel Group Ltd.(a)	132,666	4,103,360
Kontoor Brands, Inc.	36,696	1,980,116
Oxford Industries, Inc.	65,879	5,948,874
Steven Madden Ltd.	125,066	5,061,421
Unifi, Inc.(a)	13,544	314,763
Vera Bradley, Inc.(a)	104,016	1,192,023
		43,795,470
Thrifts & Mortgage Finance — 2.3%
Essent Group Ltd.	599,992	28,247,623
Federal Agricultural Mortgage Corp., Class C	114,481	11,207,690
Flagstar Bancorp, Inc.	77,304	3,823,456
Merchants Bancorp	111,694	4,095,819
Mr Cooper Group, Inc.(a)	87,182	3,389,636
NMI Holdings, Inc., Class A(a)	111,363	2,513,463
Northwest Bancshares, Inc.	112,725	1,467,680
Premier Financial Corp.	120,004	3,648,122
Provident Bancorp, Inc.	48,628	789,232
Provident Financial Services, Inc.	37,191	820,805
Radian Group, Inc.	469,628	11,097,310
Riverview Bancorp, Inc.	251,464	1,845,746
Southern Missouri Bancorp, Inc.	20,265	914,357
TFS Financial Corp.	385,367	7,703,486
Walker & Dunlop, Inc.	97,678	10,847,142
Washington Federal, Inc.	346,004	11,521,933
		103,933,500
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	224,014	19,894,683
Boise Cascade Co.	58,366	3,376,473
GATX Corp.	5,128	470,135
GMS, Inc.(a)(b)	108,100	5,341,221
H&E Equipment Services, Inc.	77,433	2,636,594
Herc Holdings, Inc.(a)	20,069	2,638,070
MRC Global, Inc.(a)	66,455	544,931
SiteOne Landscape Supply, Inc.(a)(b)	229,562	45,935,356

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Triton International Ltd.	259,126	$ 14,179,375
Veritiv Corp.(a)	20,833	1,868,095
		96,884,933
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.(a)	27,849	889,776
Total Common Stocks — 98.8% (Cost: $3,754,584,988)		4,410,281,907
Rights
Biotechnology — 0.0%
Alder Biopharmaceuticals, Inc., CVR(a)(c)	38,614	33,980
Household Durables — 0.0%
ZAGG, Inc., CVR(a)(b)	122,846	11,056
Total Rights — 0.0% (Cost: $ —)		45,036
Total Long-Term Investments — 98.8% (Cost: $3,754,584,988)		4,410,326,943
Short-Term Securities(d)(e)
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	46,262,208	46,262,208
SL Liquidity Series, LLC, Money Market Series, 0.13%(f)	173,767,023	173,819,153
Total Short-Term Securities — 4.9% (Cost: $220,055,432)		220,081,361
Total Investments — 103.7% (Cost: $3,974,640,420)		4,630,408,304
Liabilities in Excess of Other Assets — (3.7)%		(163,611,484)
Net Assets — 100.0%		$ 4,466,796,820
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 51,282,606	$ —	$ (5,020,398)(a)	$ —	$ —	$ 46,262,208	46,262,208	$ 645	$ —
SL Liquidity Series, LLC, Money Market Series	170,631,604	3,187,549(a)	—	—	—	173,819,153	173,767,023	349,677(b)	—
				$ —	$ —	$ 220,081,361		$ 350,322	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage Small Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	442	09/17/21	$ 50,194	$ 1,161,711
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,410,281,907	$ —	$ —	$ 4,410,281,907
Rights	—	11,056	33,980	45,036
Short-Term Securities
Money Market Funds	46,262,208	—	—	46,262,208
	$ 4,456,544,115	$ 11,056	$ 33,980	4,456,589,151
Investments valued at NAV(a)				173,819,153
				$ 4,630,408,304
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,161,711	$ —	$ —	$ 1,161,711
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust